Estimated Fair Value of Financial Instruments	9 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
22.	Estimated Fair Value of Financial Instruments
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2022

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥954,827	¥954,827	¥954,827	¥0	¥0
Restricted cash	136,985	136,985	136,985	0	0
Installment loans (net of allowance for credit losses)	3,814,773	3,806,552	0	261,031	3,545,521
Equity securities*1	385,271	385,271	112,200	160,099	112,972
Trading debt securities	2,503	2,503	0	2,503	0
Available-for-sale debt securities	2,174,891	2,174,891	1,095	2,032,736	141,060
Held-to-maturity debt securities	114,312	135,441	0	112,678	22,763
Other Assets:
Time deposits	4,197	4,197	0	4,197	0
Derivative assets*2	31,033	31,033	0	0	0
Reinsurance recoverables (Investment contracts)	6,216	6,049	0	0	6,049
Liabilities:
Short-term debt	¥439,639	¥439,639	¥0	¥439,639	¥0
Deposits	2,106,900	2,108,169	0	2,108,169	0
Policy liabilities and Policy account balances (Investment contracts)	178,170	178,159	0	0	178,159
Long-term debt	4,427,046	4,426,629	0	1,456,822	2,969,807
Other Liabilities:
Derivative liabilities*2	85,372	85,372	0	0	0

*1	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
December 31, 2022

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥951,148	¥951,148	¥951,148	¥0	¥0
Restricted cash	115,870	115,870	115,870	0	0
Installment loans (net of allowance for credit losses)	3,868,533	3,835,656	0	120,242	3,715,414
Equity securities*1	355,370	355,370	100,108	127,944	127,318
Trading debt securities	2,968	2,968	0	2,968	0
Available-for-sale debt securities	2,107,359	2,107,359	5,087	1,899,591	202,681
Held-to-maturity debt securities	114,757	126,304	0	106,038	20,266
Other Assets:
Time deposits	5,241	5,241	0	5,241	0
Derivative assets*2	103,329	103,329	0	0	0
Reinsurance recoverables (Investment contracts)	5,556	5,161	0	0	5,161
Liabilities:
Short-term debt	¥445,537	¥445,537	¥0	¥445,537	¥0
Deposits	2,139,416	2,140,125	0	2,140,125	0
Policy liabilities and Policy account balances (Investment contracts)	150,004	149,656	0	0	149,656
Long-term debt	4,759,717	4,704,252	0	1,619,619	3,084,633
Other Liabilities:
Derivative liabilities*2	43,311	43,311	0	0	0

*1	The amount of ¥46,085 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
Input level of fair value measurement
If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.